Segment information	12 Months Ended
Mar. 31, 2026
Disclosure of operating segments [abstract]
Segment information
43.
Segment information

The CEO of the Company takes decisions in respect of allocation of resources and assesses the performance basis the reports / information provided by functional heads and is thus considered to be the Chief Operating Decision Maker (CODM). The Group discloses segment information in a manner consistent with internal reporting to the CEO. The Group has identified segments based on type of business operations

Till the year ended 31 March 2025, the Group reported Operating Segments, viz. wind power, solar power, hydro power, transmission line and manufacturing of power equipment. The Group has revised its structure of its internal organisation during the year ended March 31, 2026 and consolidated the reporting of wind, solar and hydro power operations into a single unit 'Generation and sale of renewable power'. Also, during the year ended March 31, 2026 , following the disposal of two of its transmission line projects, the CODM no longer reviews performances of its transmission line operations separately. The transmission line projects also do not meet the quantitative thresholds prescribed under IFRS 8. The segment information presented below is after considering the aforementioned changes and reflects the current internal reporting to the CODM.

The reportable segments of Group under IFRS 8 - Operating segments, are (a) Generation and sale of renewable power; b) Manufacturing of power equipment's which predominantly relates to manufacturing of solar panels and modules. No operating segments have been aggregated to form the above reportable operating segments. The non-reportable segments pertain to (a) transmission line projects, which primarily involves construction and operation of power transmission lines, (b) software solutions mainly around optimisation , analytics, engineering and technical services for renewable energy assets and (c) other services rendered by the Group.

The Group uses segment Earnings before interest, tax, depreciation and amortisation (Segment EBITDA), a non-IFRS measure, to measure segment profitability and makes decision related to resource allocation and performance evaluation. The Group measures Segment EBITDA as the revenue generated from the respective segment plus other income pertaining to the respective segment and is reduced by Raw materials and consumables used, employee benefit and other expenses, excluding depreciation and amortisation charges and finance costs, directly related to the individual segments. All material operations of the Group are in one geography,viz.,India. Consequently, all material revenues are generated from India and all material non-current assets are also located in India

Further, total assets and liabilities balance for each reportable segment is not reviewed by or provided to the CODM.

	For the year ended March 31, 2024(4)					For the year ended March 31, 2025(4)					For the year ended March 31, 2026
Particulars	Generation and sale of renewable power	Manufacturing of power equipment's	Total before Adjustments and eliminations	Adjustments and eliminations(3)(5)	Total after Adjustments and eliminations	Generation and sale of renewable power	Manufacturing of power equipment's	Total before Adjustments and eliminations	Adjustments and eliminations(3)(5)	Total after Adjustments and eliminations	Generation and sale of renewable power	Manufacturing of power equipment's	Total before Adjustments and eliminations	Adjustments and eliminations(3)(5)	Amount after Adjustments and eliminations	Total after Adjustments and eliminations
	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(USD)
Revenue (external customer) (1)	76,624	—	76,624	—	76,624	81,606	13,194	94,800	—	94,800	88,196	40,846	129,042	—	129,042	1,375
Inter-segment revenue(5)	—	15,286	15,286	(15,286)	—	—	24,142	24,142	(24,142)	—	—	20,360	20,360	(20,360)	—	—
Revenue	76,624	15,286	91,910	(15,286)	76,624	81,606	37,336	118,942	(24,142)	94,800	88,196	61,206	149,402	(20,360)	129,042	1,375
						—		—		—	—		—		—
Other income	9,972	—	9,972	—	9,972	7,901	59	7,960	—	7,960	10,896	1,773	12,669	(659)	12,010	128
Total income (a)	86,596	15,286	101,882	(15,286)	86,596	89,507	37,395	126,902	(24,142)	102,760	99,092	62,979	162,071	(21,019)	141,052	1,503
						—		—		—			—		—
Less: Raw materials and consumables used and changes in inventories of finished goods	-	14,289	14,289	(14,289)	-	-	30,015	30,015	(22,024)	7,991	-	40,583	40,583	(19,458)	21,125	225
Less: Employee benefit expense	2,536	347	2,883	(347)	2,536	3,064	750	3,814	(416)	3,398	3,247	2,088	5,335	(292)	5,043	54
Less: Other expenses	13,921	650	14,571	(650)	13,921	11,368	2,427	13,795	(1,702)	12,093	14,295	5,012	19,307	(1,269)	18,038	192
Total expenses (b)	16,457	15,286	31,743	(15,286)	16,457	14,432	33,192	47,624	(24,142)	23,482	17,542	47,683	65,225	(21,019)	44,206	471
Segment EBITDA (a) - (b)	70,139	-	70,139	-	70,139	75,075	4,203	79,278	—	79,278	81,550	15,296	96,846	-	96,846	1,032

Add: Revenue from non-reportable segments(1)					4,695					2,263					3,154	34
Less: Raw materials and consumables for non-reportable segments					(3,844)					(602)					(380)	(4)
Less: Employee benefit and other expenses for non-reportable segments					-					(128)					(941)	(10)
Less: Other expenses for non-reportable segments					(134)					(82)					(1,124)	(12)
Add: Other un-allocable income(2)					4,689					3,452					6,245	67
Less: Un-allocable employee benefit expenses(2)					(1,931)					(1,090)					(602)	(6)
Less: Un-allocable other expenses(2)					(779)					(608)					(893)	(10)
Less: Depreciation, amortisation and impairment expenses					(17,583)					(20,670)					(26,738)	(285)
Add / (less): Change in fair value of warrants					551					595					184	2
Less: Finance costs and fair value change in derivative instruments					(47,506)					(52,352)					(61,754)	(658)
Profit / (loss) before tax					8,297					10,056					13,997	149
Less: Share in (loss) / profit of jointly controlled entities					(155)					(22)					(377)	(4)
Less: Income tax expense					(3,995)					(5,443)					(3,235)	(34)
Profit / (loss) for the year					4,147					4,591					10,385	111

The revenue from one major customer for the year ended March 31, 2026 amounts to INR 26,257 (March 31, 2025: one customer amounting INR 18,108; March 31, 2024: INR 23,343) which contributes more than 10% of the total revenue (Generation and sale of renewable power segment) of the Group.

Notes:

(1)
Revenue as per the consolidated statement of profit or loss is the sum of revenue from external customers of reportable and non-reportable segments.
(2)
Unallocable income and expenses are not allocated to individual segments as those are managed at an overall Group level.
(3)
Adjustment and eliminations represent cost of manufacturing solar panels and modules which have been capitalised in the 'Generation and sale of renewable power' segment.
(4)
The segment information for the years ended March 31, 2025 and 2024 has also been revised in line with the Group’s current internal reporting.
(5)
Inter-segment revenues are recorded at cost excluding depreciation.